Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule Of Components Of Consolidated Statements Of Income And Equity
The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2013	2012	2011
Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$(32,169)	$(85,262)	$15,836
Income tax expense/(benefit) related to discontinued operations	343	93	(11,456)
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Pension and postretirement plans	39,394	(2,875)	(15,084)
Unrealized gains/(losses) on investment securities available-for-sale	(41,761)	(7,525)	13,818
Share-based compensation	1,569	4,140	5,771
Total	$(32,624)	$(91,429)	$8,885

Schedule Of Components Of Income Tax Expense/(Benefit)
The components of income tax expense/(benefit) related to continuing operations for the years ended December 31, were as follows:

(Dollars in thousands)	2013	2012	2011
Current:
Federal	$(9,011)	$(5,304)	$(29,507)
State	(13,792)	(9,725)	6,196
Foreign	10	33	-
Deferred:
Federal	4,169	(59,417)	49,254
State	(13,508)	(10,848)	(10,107)
Foreign	(37)	(1)	-
Total	$(32,169)	$(85,262)	$15,836

Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Statutory Federal Income Tax Rate To Income/(Loss) From Continuing Operations Before Income Taxes
A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35% to the total income tax expense from continuing operations follows:

(Dollars in thousands)	2013	2012	2011
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$2,923	$(35,597)	$52,447
Increase/(decrease) resulting from:
State income taxes	(2,556)	(4,234)	(2,542)
Bank owned life insurance ("BOLI")	(6,646)	(7,428)	(6,757)
401(k) - employee stock ownership plan ("ESOP")	(568)	(155)	(210)
Tax-exempt interest	(5,094)	(4,469)	(3,732)
Non-deductible expenses	963	1,175	1,470
Tax credits	(13,340)	(18,125)	(23,494)
Subsidiary liquidation	-	(6,733)	-
Change in valuation allowance - DTA	(4,427)	-	-
Other changes in unrecognized tax benefits	(5,106)	(8,981)	(3,884)
Other	1,682	(715)	2,538
Total	$(32,169)	$(85,262)	$15,836
Certain previously reported amounts have been reclassified to agree with current presentation.

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences
Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2013 and 2012 were as follows:

(Dollars in thousands)	2013	2012
Deferred tax assets:
Loss reserves	$94,170	$103,701
Employee benefits	97,246	132,906
Investment in partnerships	29,856	29,044
Foreclosed property	901	2,541
Accrued expenses	25,158	24,686
Investment in debt securities (ASC 320)	6,874	-
Capital loss carryforwards	51,876	58,453
Credit carryforwards	98,919	89,503
Federal NOL carryforwards	4,184	9,563
State NOL carryforwards	29,422	27,980
Unrecognized tax benefits	3,103	7,897
Other	21,760	13,715
Gross deferred tax assets	463,469	499,989
Valuation allowance	(57,752)	(69,692)
Deferred tax assets after valuation allowance	$405,717	$430,297
Deferred tax liabilities:
Capitalized mortgage servicing rights	$25,245	$31,341
Depreciation and amortization	46,209	47,681
Federal Home Loan Bank stock	17,426	17,388
Investment in debt securities (ASC 320)	-	35,175
Other intangible assets	28,417	25,187
Prepaid expenses	9,752	11,790
Other	2,958	473
Gross deferred tax liabilities	130,007	169,035
Net deferred tax assets	$275,710	$261,262

Schedule Of Rollforward Of Unrecognized Tax Benefits
The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2011	$32,976
Increases related to prior year tax positions	250
Decreases related to prior year tax positions	-
Settlements	(5,202)
Lapse of statutes	(10,386)
Balance at December 31, 2012	$17,638
Increases related to prior year tax positions	-
Decreases related to prior year tax positions	(1,688)
Settlements	(7,386)
Lapse of statutes	(1,943)
Balance at December 31, 2013	$6,621